Summary of Lease Liability (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current portion of operating lease liability	$ 3,988	$ 6,732	$ 12,116
Long-term portion of operating lease liability	5,650	8,592	27,693
Lease liability	$ 9,638	$ 15,324	$ 39,809